Segment Report (Details) t in Thousands, R in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R) kg t	Jun. 30, 2019 ZAR (R) kg t	Jun. 30, 2018 ZAR (R) kg t
Disclosure of operating segments [line items]
Revenue	R 29,245	R 26,912	R 20,452
Production costs	22,048	20,324	15,084
Production profit/(loss)	7,197	6,588	5,368
Assets	44,692	36,736	39,521
Capital expenditure	R 3,553	R 4,687	R 4,280
Kilograms produced | kg	37,863	44,734	38,193
Tonnes milled | t	25,429	25,976	22,441
Operating segments
Disclosure of operating segments [line items]
Revenue	R 28,307	R 26,146	R 20,358
Production costs	21,110	19,558	15,002
Production profit/(loss)	7,197	6,588	5,356
Mining assets	22,070	21,145	24,066
Capital expenditure	R 3,553	R 4,687	R 4,280
Kilograms produced | kg	37,863	44,734	38,193
Tonnes milled | t	25,429	25,976	22,441
Reconciliation of segment information to the consolidated income statement and balance sheet
Disclosure of operating segments [line items]
Revenue	R 938	R 766	R 94
Production costs	938	766	82
Production profit/(loss)	0	0	12
South Africa | Operating segments
Disclosure of operating segments [line items]
Revenue	24,559	22,555	19,949
Production costs	19,471	18,196	14,768
Production profit/(loss)	5,088	4,359	5,181
Mining assets	18,260	17,451	20,182
Capital expenditure	R 2,594	R 3,096	R 2,717
Kilograms produced | kg	32,991	38,512	35,331
Tonnes milled | t	21,523	22,090	19,942
South Africa | Operating segments | Tshepong
Disclosure of operating segments [line items]
Revenue	R 5,452	R 4,685	R 5,389
Production costs	4,298	3,973	3,799
Production profit/(loss)	1,154	712	1,590
Mining assets	6,733	6,297	8,078
Capital expenditure	R 930	R 1,130	R 1,008
Kilograms produced | kg	7,293	7,967	9,394
Tonnes milled | t	1,417	1,612	1,716
South Africa | Operating segments | Moab Khotsong
Disclosure of operating segments [line items]
Revenue	R 5,008	R 4,470	R 1,672
Production costs	3,344	3,101	952
Production profit/(loss)	1,664	1,369	720
Mining assets	3,842	3,634	3,670
Capital expenditure	R 498	R 559	R 173
Kilograms produced | kg	6,592	7,928	3,296
Tonnes milled | t	746	970	327
South Africa | Operating segments | Bambanani
Disclosure of operating segments [line items]
Revenue	R 1,591	R 1,477	R 1,616
Production costs	1,040	994	896
Production profit/(loss)	551	483	720
Mining assets	443	562	659
Capital expenditure	R 50	R 61	R 64
Kilograms produced | kg	2,132	2,515	2,821
Tonnes milled | t	200	230	233
South Africa | Operating segments | Joel
Disclosure of operating segments [line items]
Revenue	R 1,037	R 957	R 954
Production costs	1,010	971	920
Production profit/(loss)	27	(14)	34
Mining assets	1,080	947	995
Capital expenditure	R 151	R 187	R 250
Kilograms produced | kg	1,391	1,567	1,635
Tonnes milled | t	349	429	454
South Africa | Operating segments | Doornkop
Disclosure of operating segments [line items]
Revenue	R 2,270	R 1,931	R 1,958
Production costs	1,730	1,564	1,411
Production profit/(loss)	540	367	547
Mining assets	2,841	2,759	2,721
Capital expenditure	R 281	R 308	R 274
Kilograms produced | kg	2,994	3,273	3,429
Tonnes milled | t	681	730	696
South Africa | Operating segments | Target 1
Disclosure of operating segments [line items]
Revenue	R 1,524	R 1,585	R 1,630
Production costs	1,499	1,491	1,318
Production profit/(loss)	25	94	312
Mining assets	1,276	1,076	1,260
Capital expenditure	R 347	R 297	R 309
Kilograms produced | kg	2,244	2,653	2,854
Tonnes milled | t	543	588	680
South Africa | Operating segments | Kusasalethu
Disclosure of operating segments [line items]
Revenue	R 2,293	R 2,975	R 2,483
Production costs	2,577	2,395	2,026
Production profit/(loss)	(284)	580	457
Mining assets	1,253	1,300	2,151
Capital expenditure	R 188	R 316	R 289
Kilograms produced | kg	3,015	4,989	4,429
Tonnes milled | t	615	742	670
South Africa | Operating segments | Masimong
Disclosure of operating segments [line items]
Revenue	R 1,401	R 1,359	R 1,505
Production costs	1,258	1,205	1,154
Production profit/(loss)	143	154	351
Mining assets	41	106	57
Capital expenditure	R 24	R 109	R 129
Kilograms produced | kg	1,999	2,309	2,623
Tonnes milled | t	489	602	647
South Africa | Operating segments | Unisel
Disclosure of operating segments [line items]
Revenue	R 681	R 713	R 733
Production costs	580	564	771
Production profit/(loss)	101	149	(38)
Mining assets	6	46	38
Capital expenditure	R 7	R 45	R 85
Kilograms produced | kg	982	1,212	1,280
Tonnes milled | t	219	256	376
South Africa | Operating segments | All other segments
Disclosure of operating segments [line items]
Revenue	R 3,302	R 2,403	R 2,009
Production costs	2,135	1,938	1,521
Production profit/(loss)	1,167	465	488
Mining assets	745	724	553
Capital expenditure	R 118	R 84	R 136
Kilograms produced | kg	4,349	4,099	3,570
Tonnes milled | t	16,264	15,931	14,143
Foreign operations | Operating segments
Disclosure of operating segments [line items]
Revenue	R 3,748	R 3,591	R 409
Production costs	1,639	1,362	234
Production profit/(loss)	2,109	2,229	175
Mining assets	3,810	3,694	3,884
Capital expenditure	R 959	R 1,591	R 1,563
Kilograms produced | kg	4,872	6,222	2,862
Tonnes milled | t	3,906	3,886	2,499
Foreign operations | Operating segments | Hidden Valley
Disclosure of operating segments [line items]
Revenue	R 3,748	R 3,591	R 409
Production costs	1,639	1,362	234
Production profit/(loss)	2,109	2,229	175
Mining assets	3,810	3,694	3,884
Capital expenditure	R 959	R 1,591	R 1,563
Kilograms produced | kg	4,872	6,222	2,862
Tonnes milled | t	3,906	3,886	2,499